April 5, 2007

Filing Desk
U.S. Securities and Exchange Commission
100 F Street
Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
1933 Act No.: 33-50211
1940 Act No.: 811-07089
CIK No.:0000911745

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 14 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 30, 2007.

Please address any comments or questions to the attention of the undersigned at (212) 922-6845.

Sincerely,

/s/ Anthony J. Galioto
Anthony J. Galioto
Assistant General Counsel